Condensed financial information of the parent company (unaudited) (Details) - Schedule of parent company balance sheet - Parent Company [Member] - USD ($)		May 31, 2022	May 31, 2021
OTHER ASSETS
Receivable from VIE		$ 61,313
Investment in subsidiaries and VIE		250,591	225,316
Total assets		311,904	225,316
LIABILITIES
STOCKHOLDERS’ EQUITY
Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 10,000,000 shares issued and outstanding as of May 31, 2022 and May 31, 2021)	[1]	13,000	10,000
Additional paid-in capital		230,668	172,355
Retained earnings		64,605	31,192
Statutory reserves		10,429	4,729
Other comprehensive income		(6,798)	7,040
Total equity		311,904	225,316
Total liabilities and stockholders’ equity		$ 311,904	$ 225,316

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.